Variable Interest Entities	9 Months Ended
Sep. 30, 2025
Variable Interest Entities [Abstract]
Variable Interest Entities
11. Variable Interest Entities
Scilex Bio, Inc. Acquisition
On April 17, 2025, the Company established a majority and controlling interest in
Scilex
Bio, a newly formed legal entity created to develop and commercialize KDS2010, a next-generation reversible
MAO-B
Inhibitor, a novel inhibitor of aberrant GABA production in reactive astrocytes for the treatment of obesity and neurodegenerative diseases including Alzheimer’s disease in the United States. At formation, the Company contributed 5,000,000 shares of common stock, par value $0.00001 per share, of Semnur (the “Semnur Common Stock”) to Scilex Bio in exchange for a 60% equity interest. IPMC Company (“IPMC”) made certain representations to Scilex Bio regarding its rights in certain license and commercialization rights to KDS2010 and agreed to contribute such rights to Scilex Bio in exchange for a 40% equity interest.
The Company evaluated Scilex Bio under the variable interest entity (“VIE”) model in accordance with ASC 810 and concluded that Scilex Bio is a VIE because it lacked sufficient equity at risk to finance its activities without additional subordinated support. Due to the Company’s power to direct key activities through its majority board representation and its significant economic exposure through its 60% equity interest, it was determined that the Company was the primary beneficiary of Scilex Bio. As a result, the Company consolidated Scilex Bio beginning on the formation date.
The Company further concluded that Scilex Bio did not meet the definition of a business under ASC 805,
Business Combinations
. Therefore, the transaction was accounted for as an asset acquisition under ASC
805-50.
As the shares of Semnur Common Stock were contributed by the Company (the parent) to an entity under common control, they were recorded at their historical carrying value of $0 in the consolidated condensed financial statements. The KDS2010 license rights contributed by IPMC were recorded at 40% of their estimated fair value of $9.4 million for $4.9 million and immediately expensed as in-process
research and development (“IPR&D”) in accordance with ASC 730,
Research and Development
, as the contributed IP had no alternative future use. A current liability of $1.1 million was also recognized for the initial upfront payment due under the licensing arrangement (further discussed below).
Additionally, the Company recorded $1.8 million in additional paid-in
capital as a capital contribution. For the three and nine months ended September 30, 2025, net loss from Scilex Bio attributable to the noncontrolling interest was $0.2 million and $1.9 million, respectively.
As of September 30, 2025, Scilex Bio had not commenced revenue-generating operations and remains focused on early-stage development efforts for KDS2010. The Company will reassess its primary beneficiary status and the VIE conclusion for Scilex Bio upon the occurrence of any reconsideration events.
In connection with the formation of Scilex Bio, on April 17, 2025, the entity entered into a license agreement with IPMC and NeuroBioGen Company (“NBG”), under which it obtained exclusive rights to develop and commercialize KDS2010 globally, except for Korea. Under the terms of the agreement, Scilex Bio may be required to make aggregate payments of up to KRW 6.5 trillion (approximately $4.8 billion) to NBG, consisting of an upfront fee of KRW 1.5 billion (approximately $1.1 million), and KRW 68.5 billion (approximately $50.7 million) contingent upon the achievement of specified development, regulatory and commercial milestones. Scilex Bio is also required to pay royalties equal to 5% of net sales of licensed products, payable quarterly until the expiration of the last-to-expire
licensed patent. Aggregate payments to NBG are capped at KRW 6.5 trillion (approximately $4.8 billion). As of September 30, 2025, only the first tranche of the upfront fee (KRW 1.5 billion or approximately $1.1 million) had become payable, subject to the satisfaction of certain obligations on the part of NBG, and was recorded as a current liability.

Semnur
On September 22, 2025, the Company’s majority owned subsidiary Semnur completed the Semnur Business Combination Agreement (see Note 5). Semnur is the Company’s majority owned clinical late-stage pharmaceutical company focused on the development and commercialization of SEMDEXA.
The Semnur Business Combination was accounted for as a reverse recapitalization. Because the Company controlled Semnur before the Semnur Business Combination and also controls Semnur following the Semnur Business Combination, Denali was treated as the “acquired” company for financial reporting purposes. Accordingly, the Semnur Business Combination was treated as the equivalent of Semnur issuing stock for the net assets of Denali, accompanied by a recapitalization whereby the net assets of Denali will be stated at historical cost and no goodwill or other intangible assets are recorded.
Due to the changes in ownership structure related to the above transactions, the Company reevaluated Semnur under the VIE model in accordance with ASC 810. The Company concluded that Semnur is a VIE because it lacked sufficient equity at risk to finance its activities without additional subordinated support. Due to the Company’s power to direct key activities through its majority board representation and its significant economic exposure, it was determined that the Company was the primary beneficiary of Semnur. As a result, the Company continues to consolidate Semnur and records the interest that the Company does not own as noncontrolling interest in the condensed consolidated financial statements.
The Company’s condensed consolidated balance sheet at September 30, 2025 includes balances for Semnur of $0.1 million for cash and cash equivalents, $0.7 million property and equipment, net, $4.3 million accounts payable, $1.3 million accrued expenses, and $4.5 million note payable.